Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended			3 Months Ended	4 Months Ended	12 Months Ended
	Jan. 02, 2024	Jan. 25, 2024	Mar. 11, 2024	Mar. 08, 2024	Feb. 28, 2024	Mar. 31, 2024	Apr. 22, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Total consideration								$ 813,000
Sale price agreed in Memorandum of Agreement									$ 130,000
Repayments of Debt								$ 109,786	$ 218,954	$ 145,471
Subsequent Event [Member] | LNG/ C Axios II [Member]
Subsequent Event [Line Items]
Total consideration	$ 314,000
Description of financing	was funded through debt of $190,000 (Note 7), part of the Umbrella Seller’s Credit in the amount of $92,600 (Note 7) and $31,400 advances, which was netted against the amounts due from CMTC pursuant to the Standby Purchase Agreement on December 21, 2023 (Notes 1, 5C)
Subsequent Event [Member] | M/V Akadimos [Member]
Subsequent Event [Line Items]
Deadweight "DWT"						115,534
TEU						9,288
Year Built						2015
Property, Plant and Equipment, Disposals						$ 62,318
Delivery Date						March 8, 2024
Subsequent Event [Member] | M/V Fos Express [Member]
Subsequent Event [Line Items]
Deadweight "DWT"						68,579
TEU						5,100
Property, Plant and Equipment, Disposals						$ 14,527
Subsequent Event [Member] | M/V Seattle Express [Member]
Subsequent Event [Line Items]
Deadweight "DWT"						68,411
Year Built						2008
Property, Plant and Equipment, Disposals						$ 14,530
Subsequent Event [Member] | M/V Athenian [Member]
Subsequent Event [Line Items]
Deadweight "DWT"						118,834
Property, Plant and Equipment, Disposals						$ 49,332
Delivery Date						April 22, 2024
Subsequent Event [Member] | M/V Athos [Member]
Subsequent Event [Line Items]
Deadweight "DWT"						118,888
Property, Plant and Equipment, Disposals						$ 49,216
Delivery Date						April 22, 2024
Subsequent Event [Member] | M/V Aristomenis [Member]
Subsequent Event [Line Items]
Deadweight "DWT"						118,712
TEU						9,954
Year Built						2011
Property, Plant and Equipment, Disposals						$ 49,724
Subsequent Event [Member] | M/V Akadimos, M/V Fos Express, M/V Seattle Express, M/V Athenian, M/V Athos and M/V Aristomenis [Member]
Subsequent Event [Line Items]
Sale price agreed in Memorandum of Agreement						$ 259,400
Subsequent Event [Member] | M/V Fos Express, M/V Seattle Express and M/V Aristomenis [Member]
Subsequent Event [Line Items]
Expected delivery date of vessel						latest by April 30, 2024
Subsequent Event [Member] | M/V Long Beach [member]
Subsequent Event [Line Items]
Delivery Date						February 26, 2024
Subsequent Event [Member] | M/V Axios II - Umbrella Seller's Credit [member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit	$ 92,600
Subsequent Event [Member] | M/V Long Beach - Umbrella Seller's Credit [member]
Subsequent Event [Line Items]
Repayments of Debt					$ 12,789
Subsequent Event [Member] | M/V Akadimos - Umbrella Seller's Credit [member]
Subsequent Event [Line Items]
Repayments of Debt			$ 39,973
Subsequent Event [Member] | ICBCFL - M/V Akadimos [member]
Subsequent Event [Line Items]
Full repayments of debt				$ 38,332
Subsequent Event [Member] | 2020 CMBFL - M/V Athos [Member]
Subsequent Event [Line Items]
Repayments of Debt							$ 25,700
Limited Partner [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Date Declared		Jan. 25, 2024
Distribution Made to Limited Partner, Distributions Declared, Per Unit		$ 0.15
Dividends Payable, Date of Payment		Feb. 13, 2024
Dividends Payable, Date of Record		Feb. 06, 2024